Risk management	6 Months Ended
Jun. 30, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
Risk management

29.	Risk management
29.1.	Derivative financial instruments

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2021 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2021	12.31.2020	06.30.2021	12.31.2020
Derivatives not designated for hedge accounting
Future contracts - total (*)	(4,190)	(240)	(18)	(10)
Long position/Crude oil and oil products	262	3,927	-	-	2021
Short position/Crude oil and oil products	(4,452)	(4,167)	-	-	2021
Forward contracts
Long position/Foreign currency forwards (GPB/USD) (**)	-	GBP 354	-	23	-
Swap
Foreign currency / Cross-currency Swap (**)	GBP 615	GBP 615	72	44	2026
Foreign currency / Cross-currency Swap (**)	GBP 600	GBP 600	(46)	(26)	2034
Swap - IPCA	R$ 3,008	R$ 3,008	31	47	2029/2034
Foreign currency / Cross-currency Swap (**)	US$ 729	US$ 729	(186)	(244)	2024/2029
Total recognized in the Statement of Financial Position			(147)	(166)
(*)	Notional value in thousands of bbl.
(**)	Amounts in US$ and GBP are presented in million.

	Gains/ (losses) recognized in the statement of income
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Commodity derivatives
Crude oil - 29.2 (a)	−	(453)	−	(453)
Other commodity derivative transactions - 29.2 (b)	(42)	200	(19)	(23)
Recognized in Other Income and Expenses	(42)	(253)	(19)	(476)
Currency derivatives
Swap Pounds Sterling x Dollar - 29.3 (b)	(3)	(297)	(32)	38
NDF – Euro x Dollar - 29.3 (b)	−	(21)	−	52
NDF – Pounds Sterling x Dollar - 29.3 (b)	9	(21)	5	2
Swap CDI x Dollar - 29.3 (c)	56	(307)	84	(61)
Others	1	(2)	−	−
	63	(648)	57	31
Interest rate derivatives
Swap - CDI X IPCA	(10)	(17)	18	38
	(10)	(17)	18	38
Cash flow hedge on exports (*)	(2,307)	(2,443)	(1,194)	(1,043)
Recognized in Net finance income (expense)	(2,254)	(3,108)	(1,119)	(974)
Total	(2,296)	(3,361)	(1,138)	(1,450)
(*)	As presented in note 29.3

	Gains/ (losses) recognized in other comprehensive income
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Cash flow hedge on exports (*)	4,758	(21,978)	9,236	(1,663)

(*)	As presented in note 29.3

	Guarantees given as collateral
	06.30.2021	12.31.2020
Commodity derivatives	41	13
Currency derivatives	(79)	78
Total	(38)	91

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2021 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(55)	-109
		−	(55)	(109)

The probable scenario uses market references, used in pricing models for oil, oil products and natural gas markets, and takes into account the closing price of the asset on June 30, 2021. Therefore, no variation is considered arising from outstanding operations in this scenario. The reasonably possible and remote scenarios reflect the potential effects on the statement of income from outstanding transactions, considering a variation in the closing price of 25% and 50%, respectively. To simulate the most unfavorable scenarios, the variation was applied to each asset according open transactions: price decrease for long positions and increase for short positions.

29.2.	Risk management of crude oil and oil products prices

The Company is usually exposed to commodity price cycles, although it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the targets of the Strategic Plan are being met.

a)            Crude Oil

In March 2020, in order to preserve the Company's liquidity, Petrobras approved a hedge strategy for exported oil already shipped but not priced mainly due to the high volatility at that time, both due to the effects of the oil price drop and the effects of the COVID-19 pandemic on the global oil consumption.

As a result of this strategy, from April 2020, transactions using forward (swap) and futures contracts were carried out. Forward transactions do not require initial disbursement, whereas future transactions require margin deposits, depending on the volume contracted. In the second quarter of 2020, there was a US$ 211 loss in the forward (swap) transactions and a US$ 269 loss in the futures operations.

b)            Other commodity derivative transactions

Petrobras, by use of its assets, positions and market knowledge from its operations in Brazil and abroad, occasionally seeks to optimize some of its commercial operations in the international market, with the use of commodity derivatives to manage price risk.

29.3.	Foreign exchange risk management

a)            Cash Flow Hedge involving the Company’s future exports

The carrying amounts, the fair value as of June 30, 2021, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.0022 exchange rate are set out below:

			Present value of hedging instrument notional value at 06.30.2021
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2021 to June 2031	61,127	305,769

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of January 1, 2021	61,502	319,608
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	14,319	77,637
Exports affecting the statement of income	(7,338)	(39,893)
Principal repayments / amortization	(7,356)	(39,313)
Foreign exchange variation	-	(12,270)
Amounts designated as of June 30, 2021	61,127	305,769
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2021	66,403	332,162

According to the 2021-2025 Strategic Plan, there is an increase in expected exports and consequently in highly probable future exports, but not in an amount equal to or greater than the finance debt and lease liabilities subject to designation as hedge instruments. As a result, the relevant increase in Dollar/Real exposure observed during 2020 remains at June 30, 2021, as presented in item (c) below.

In the first half of 2021, the Company recognized a US$ 15 gain within foreign exchange gains (losses) due to ineffectiveness (a US$ 1 loss in the same period of 2020).

The average ratio of future exports for which cash flow hedge accounting was designated to the highly probable future exports is 100%.

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2021 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at January 1,2020	(20,517)	6,977	(13,540)
Recognized in Other comprehensive income	(21,460)	7,296	(14,164)
Reclassified to the statement of income - occurred exports	4,172	(1,419)	2,753
Reclassified to the statement of income - exports no longer expected or not occurred	548	(187)	361
Balance at December 31, 2020	(37,257)	12,667	(24,590)
Recognized in Other comprehensive income	2,451	(833)	1,618
Reclassified to the statement of income - occurred exports	2,307	(784)	1,523
Balance at June 30, 2021	(32,499)	11,050	(21,449)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following a revision of the Company’s strategic plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our Strategic Plan 2021-2025, would indicate a US$ 3 reclassification from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2021 is set out below:

	2021	2022	2023	2024	2025	2026	2027	2028 to 2030	Total
Expected realization	(3,354)	(7,408)	(6,206)	(4,613)	(3,012)	(2,533)	(2,648)	(2,725)	(32,499)

b)            Information on ongoing contracts

As of June 30, 2021, the company has outstanding swap contracts - IPCA x CDI and CDI x Dollar, swap - Pound sterling x Dollar and Non Deliverable Forward (NDF) - Pound x Dollar.

Swap contracts – IPCA x CDI and CDI x Dollar

Changes in future interest rate curves (CDI) may have an impact on the Company's results, due to the market value of these swap contracts. The parallel shock was estimated from the average term of swap contracts (25% of the future interest rate). A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts shown in the following table:

Sensitivity Analysis	Result
Parallel increase of 200 basis points	(14)
Parallel reduction of 200 basis points	23

c)            Sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates prevailing on June 30, 2021), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies. This analysis only covers the exchange rate variation and maintains all other variables constant.

Financial Instruments	Exposure at 06.30.2021	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	4,872		47	1,218	2,436
Liabilities	(97,116)	Dollar/Real	(928)	(24,279)	(48,558)
Exchange rate - Cross currency swap	(601)		(6)	(150)	(301)
Cash flow hedge on exports	61,128		584	15,282	30,564
	(31,717)		(303)	(7,929)	(15,859)
Assets	3	Euro/Real	−	1	2
Liabilities	(25)		2	(6)	(13)
	(22)		2	(5)	(11)
Assets	1,667	Euro/Dollar	37	417	833
Liabilities	(3,306)		(73)	(826)	(1,653)
	(1,639)		(36)	(409)	(820)
Assets	4	Pound	−	1	2
Liabilities	(24)		2	(6)	(12)
	(20)		2	(5)	(10)
Assets	1,933	Pound	36	483	966
Liabilities	(3,765)		(71)	(941)	(1,883)
Derivative - cross currency swap	1,678		32	420	839
	(154)		(3)	(38)	(78)
Total at June 30, 2021	(33,552)		(338)	(8,386)	(16,778)
Total at December 31, 2020	(43,263)		384	(10,815)	(21,631)
(*)	At June 30, 2021, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 1% depreciation of the Real; Euro x U.S. Dollar: a 2.2% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.86% appreciation of the Pound Sterling; Real x Euro: a 9.4% appreciation of the Real; and Real x Pound Sterling - a 9.7% appreciation of the Real. Source: Focus and Thomson Reuters.

29.4.	Interest rate risk management

The Company considers that interest rate risk does not create a significant exposure and therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations faced by certain subsidiaries of Petrobras.

The sensitivity analysis of interest rate risk presented in the table below is carried out for a 12-month term. Amounts referring to reasonably possible and remote scenarios mean the total floating interest expense if there is a variation of 25% and 50% in these interest rates, respectively, maintaining all other variables constant.

Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
LIBOR 1M	5	6	7
LIBOR 3M	8	10	11
LIBOR 6M	367	412	457
CDI	114	143	171
TJLP	61	76	91
IPCA	84	105	126
	639	752	863
(*)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.

29.5.	Liquidity risk management

Following its liability management strategy, the Company regularly evaluates market conditions and may enter into transactions to repurchase its own securities or those of its affiliates, through a variety of means, including tender offers, make whole exercises and open market repurchases, in order to improve its debt repayment profile and cost of debt.